27 Benefits offered to team members (Details 6) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Discount Rate [Member] | Health Insurance [Member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 27,923
Premise reduction	R$ (34,866)
Discount Rate [Member] | United States Of America [Member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 8,999
Premise reduction	R$ (11,012)
Discount Rate [Member] | Mexico [Member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 1,040
Premise reduction	R$ (1,246)
Discount Rate [Member] | Germany [Member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 15,037
Premise reduction	R$ (16,701)
Discount Rate [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 766
Premise reduction	R$ (852)
Rate Of Increase In Future Salary Levels [Member] | Germany [Member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 9,033
Premise reduction	R$ (8,519)
Rate Of Increase In Future Salary Levels [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 460
Premise reduction	R$ (434)
Rate Of Increase In Future Pension Plan [Member] | Health Insurance [Member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ (5,559)
Premise reduction	R$ 5,559
Rate Of Increase In Future Pension Plan [Member] | Germany [Member]
Disclosure of defined benefit plans [line items]
Premise change	0.25%
Premise increase	R$ 4,452
Premise reduction	R$ (4,320)
Rate Of Increase In Future Pension Plan [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Premise change	0.25%
Premise increase	R$ 227
Premise reduction	R$ (220)
Life Expectancy [Member] | Health Insurance [Member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 42,480
Premise reduction	(33,494)
Life Expectancy [Member] | Germany [Member]
Disclosure of defined benefit plans [line items]
Premise increase	3,819
Premise reduction	(3,986)
Life Expectancy [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Premise increase	195
Premise reduction	R$ (203)
Mortality Rate [Member] | United States Of America [Member]
Disclosure of defined benefit plans [line items]
Premise change	10.00%
Premise increase	R$ 2,554
Premise reduction	R$ (2,814)